Employees' Stock Option Plans (ESOP) (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Share Option Grant

The following is the summary of grants made during fiscal 2018, 2017 and 2016 under the 2015 Plan:

Particulars	Fiscal 2018	Fiscal 2017	Fiscal 2016

RSU
Salil Parekh, CEO and MD - Refer Note 1 below	113,024	–	–
U.B. Pravin Rao, COO and WTD	27,250	–	–
Dr.Vishal Sikka*	270,224	120,700	124,061
Other KMP**	271,100	246,250	–
Employees other than KMP	1,599,010	2,507,740	–
	2,280,608	2,874,690	124,061
ESOP
U.B. Pravin Rao, COO and WTD	43,000	–	–
Dr. Vishal Sikka*	330,525	–	–
Other KMP**	44,450	502,550	–
Employees other than KMP	73,600	703,300	–
	491,575	1,205,850	–

Incentive units- cash settled
Other employees	50,040	112,210	–
	50,040	112,210	–

Total grants	2,822,223	4,192,750	124,061
*	Upon Dr. Vishal Sikka's resignation from the roles of the company, the unvested RSUs and ESOPs have been forfeited
**	Refer note 2.19 for details on resignation of certain KMPs

Schedule of Break-up of Employee Stock Compensation Expense

Break-up of employee stock compensation expense

(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Granted to:
KMP (1)	(2)	5	1
Employees other than KMP	15	12	–
Total	13	17	1
Cash settled stock compensation expense included in the above	1	–	–

(1)	Included a reversal of stock compensation cost of $5 million for fiscal 2018, towards forfeiture of stock incentives granted to Dr. Vishal Sikka upon his resignation.

Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Fair Value estimated on Date of Grant

The fair value of each equity settled RSU is estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions:

Particulars	For options granted in
	Fiscal 2018-Equity Shares-RSU	Fiscal 2018-Equity shares ESOP	Fiscal 2018 -ADS-RSU	Fiscal 2018 -ADS-ESOP
Weighted average share price (₹) / ($- ADS)	1,144	923	16.61	14.65
Exercise price (₹)/ ($- ADS)	5.00	919	0.08	14.67
Expected volatility (%)	20-25	25-28	21-26	25-31
Expected life of the option (years)	1 - 4	3 - 7	1 - 4	3 - 7
Expected dividends (%)	2.78	2.78	2.74	2.74
Risk-free interest rate (%)	6 - 7	6 - 7	1 - 2	1 - 2
Weighted average fair value as on grant date (₹) / ($- ADS)	1,066	254	15.47	2.93

Particulars	For options granted in
	Fiscal 2017-Equity Shares-RSU	Fiscal 2017-Equity shares ESOP	Fiscal 2017 -ADS-RSU	Fiscal 2017 -ADS-ESOP
Weighted average share price (₹) / ($- ADS)	1,067	989	15.77	15.26
Exercise price (₹)/ ($- ADS)	5.00	998	0.07	15.26
Expected volatility (%)	24-29	27-29	26-29	27-31
Expected life of the option (years)	1- 4	3 - 7	1- 4	3 - 7
Expected dividends (%)	2.37	2.37	2. 29	2. 29
Risk-free interest rate (%)	6- 7	6- 7	1 - 2	1 - 2
Weighted average fair value as on grant date (₹) / ($- ADS)	1,002	285	14.84	3.46

2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Equity Settled Share Based Payment Transaction

The activity in the 2015 Plan for equity-settled share based payment transaction during the year ended March 31, 2018 is set out below:

	Year ended March 31, 2018
	Shares arising out of options	Weighted average exercise price($)
2015 Plan -RSU
Outstanding at the beginning*	2,961,373	0.07
Granted	2,280,608	0.08
Exercised	648,217	0.07
Forfeited and expired	843,355	0.07
Outstanding at the end	3,750,409	0.07
Exercisable at the end	24,205	0.07
2015 Plan-ESOP
Outstanding at the beginning	1,197,650	15.26
Granted	491,575	14.62
Exercised	52,412	15.26
Forfeited and expired	669,900	14.84
Outstanding at the end	966,913	15.23
Exercisable at the end	196,912	15.26

The activity in the 2015 Plan for equity-settled share based payment transaction during the year ended March 31, 2017 is set out below:

	Year ended March 31, 2017
	Shares arising out of options	Weighted average exercise price($)
2015 Plan -RSU
Outstanding at the beginning*	221,505	0.07
Granted	2,874,690	0.07
Forfeited and expired	100,760	0.07
Exercised	34,062	–
Outstanding at the end	2,961,373	0.07
Exercisable at the end	–	–
2015 Plan -ESOP
Outstanding at the beginning	–	–
Granted	1,205,850	15.26
Forfeited and expired	8,200	15.26
Exercised	–	–
Outstanding at the end	1,197,650	15.26
Exercisable at the end	–	–

As at March 31, 2018 and March 31, 2017, 111,757 and 106,845 incentive units were outstanding (net of forfeitures).

The activity in the 2015 Plan for equity-settled share based payment transaction during the year ended March 31, 2016 is set out below:

	Year ended March 31, 2016
	Shares arising out of options	Weighted average exercise price($)
2015 Plan - RSU
Outstanding at the beginning*	108,268	0.07
Granted	124,061	0.07
Forfeited and expired	–	–
Exercised*	10,824	0.07
Outstanding at the end	221,505	0.07
Exercisable at the end	–	–

*	Adjusted for bonus issue. (Refer to note 2.13).

Schedule of Equity Settled RSUs and ESOPs Outstanding

The following table summarizes information about equity settled RSUs and ESOPs outstanding as of March 31, 2018:

	Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
2015 Plan: ADS and IES
0 - 0.08 (RSU)	3,750,409	1.89	0.07
13 - 17 (ESOP)	966,913	6.60	15.23
	4,717,322	2.57	3.18

The following table summarizes information about equity settled RSUs and ESOPs outstanding as at March 31, 2017:

	Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
2015 Plan:
0 - 0.07 (RSU)	2,961,373	1.88	0.07
14 - 16 (ESOP)	1,197,650	7.09	15.83
	4,159,023	3.38	4.61